Schedule of Investments (unaudited)
April 30, 2026
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 Franklin Municipal High Yield ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 91.8%
Alabama — 0.4%
Baldwin County, AL, IDA Revenue, Solid Waste Disposal Bonds, Novelis Corp., Project, Series A	5.000%	6/1/32	$1,250,000	$1,277,802 (a)(b)(c)(d)
Southeast Energy Authority, AL, Cooperative District Energy Supply Revenue, Series A	5.000%	6/1/35	860,000	881,278 (c)(d)
Total Alabama				2,159,080
Arizona — 2.6%
Arizona State IDA Education Revenue, Public Charter Schools, Jerome Facility Project, Series B	4.000%	7/1/51	2,000,000	1,644,231
Maricopa County, AZ, IDA Education Revenue:
Grand Canyon University Project	7.375%	10/1/29	3,700,000	3,890,361 (a)
Horizon Community Learning Center Project, Series 2016, Refunding	5.000%	7/1/35	1,500,000	1,501,287
Phoenix, AZ, IDA Education Revenue, Series A, Refunding	5.000%	7/1/46	750,000	716,248 (a)
Pima County, AZ, IDA Revenue:
La Posada at Pusch Ridge Project, Senior Living, Series A	6.250%	11/15/35	1,060,000	1,133,141 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	6.750%	11/15/42	1,000,000	1,079,486 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	6.875%	11/15/52	500,000	528,981 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	7.000%	11/15/57	1,650,000	1,752,239 (a)
Sierra Vista, AZ, IDA Revenue, American Leadership Academy Project	5.000%	6/15/64	700,000	585,407 (a)
Yavapai County, AZ, IDA Education Revenue:
Ariona Agribusiness & Equine Center Inc., Project, Series 2012	5.000%	3/1/32	1,045,000	1,045,319 (a)
Ariona Agribusiness & Equine Center Inc., Project, Series 2015, Refunding	5.000%	9/1/34	460,000	460,096 (a)
Total Arizona				14,336,796
Arkansas — 0.1%

Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Series 2024	5.000%	2/1/36	825,000	843,678
California — 7.2%
California Municipal Finance Authority:
Special Finance Agency I, Essential Housing Revenue, Mix at CTR City, Social Bonds, Series A	4.000%	4/1/56	3,500,000	2,699,327 (a)
Special Finance Agency VII, Essential Housing Revenue, Breakwater Apartments, Senior Bonds, Series 2021 A-1	3.000%	8/1/56	2,000,000	1,381,366 (a)
California State Community Housing Agency Essential Housing Revenue:
Aster, Senior Bonds, Series A-1	4.000%	2/1/56	3,275,000	2,726,718 (a)
The Arbors, Series A	5.000%	8/1/50	905,000	848,553 (a)
California State Infrastructure & Economic Development Bank Revenue:
Brightline West Passenger Rail Project, Series B, Refunding	12.000%	5/31/26	115,000	66,700 (a)(b)(c)(d)
WFCS Portfolio Project, CAB, Series 2021	0.000%	1/1/61	7,250,000	621,756 (a)
California State MFA Educational Facilities Revenue:
Westside Neighborhood School Project, Series 2024	6.200%	6/15/54	600,000	626,963 (a)
Westside Neighborhood School Project, Series 2024	6.375%	6/15/64	1,100,000	1,153,877 (a)
California State MFA Revenue:
Catalyst Impact Fund Housing, Series B	6.000%	1/1/39	1,700,000	1,779,627 (a)
Municipal Certificates, Series A-2	3.537%	2/20/41	2,969,123	2,570,503 (d)
Municipal Certificates, Series B	3.537%	6/20/49	1,000,000	627,472 (d)
California State Public Finance Authority:
Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/46	500,000	469,427 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/36	$750,000	$757,471 (a)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/51	1,000,000	898,473 (a)
California State School Finance Authority Revenue, Vista Charter Public School, Series A	4.000%	6/1/61	500,000	372,688 (a)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	2,800,000	1,923,434 (a)
Dublin, Social Bonds, Series A	3.000%	2/1/57	5,500,000	3,860,478 (a)
Dublin, Social Bonds, Series B	4.000%	2/1/57	1,500,000	1,135,108 (a)
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	1,305,000	1,212,245 (a)
Jefferson-Anaheim, Social Bonds	3.125%	8/1/56	9,400,000	6,958,325 (a)
Pasadena, Social Bonds	3.000%	12/1/56	4,900,000	3,394,994 (a)
Golden State, CA, Connect Telecommunications Authority Revenue, Broadband Project, Series 2025	6.500%	12/1/60	925,000	909,654 (a)
Sunnyvale, CA, Community Facilities District No 1, Special Tax Revenue, Refunding	7.750%	8/1/32	2,745,000	2,754,399
Total California				39,749,558
Colorado — 2.3%
Aurora, CO, Crossroads Metropolitan District No 2, GO, Convertible CAB, Series A-1, Refunding, Step bond (0.000% to 12/1/27 then 6.250%)	0.000%	12/1/55	540,000	505,336
Colorado State Health Facilities Authority Revenue:
Bethesda Project, Second Tier, Series 2025	5.625%	9/15/59	650,000	653,845
Christian Living Neighborhoods, Improvement & Refunding Revenue, Series 2019	4.000%	1/1/38	550,000	550,407
Covenant Living Communities & Services, Series A, Refunding	4.000%	12/1/50	1,700,000	1,431,842
Colorado State Health Facilities Authority, Improvement & Refunding Revenue, Christian Living Neighborhoods, Series 2021, Refunding	4.000%	1/1/42	1,000,000	962,055
Copperleaf,CO, Metropolitan District No 5, GO, Series A, Refunding	6.500%	12/1/55	500,000	509,356
Douglas County, CO, Canyons Metropolitan District No 5, GO, City of Castle Pines, Series B, Refunding	6.500%	12/15/54	700,000	701,294
E-470 Public Highway Authority Revenue, CO, CAB, Series A, Refunding	0.000%	9/1/41	1,000,000	555,496
Prairie Center, CO, Metropolitan District No 3, GO, Series A, Refunding	5.875%	12/15/46	2,100,000	2,216,536
Raindance, CO, Metropolitan District No 1, Non-Potable Water System Revenue, Series 2020	5.250%	12/1/50	1,375,000	1,345,265
Sky Dance, CO, Metropolitan District No 2, GO, Series A	6.000%	12/1/54	790,000	797,434
STC, CO, Metropolitan District No 2, GO, Series A-2, Refunding	6.250%	12/1/55	500,000	504,602 (a)
Sterling Ranch, CO, Community Authority Board, Sterling Ranch Metropolitan District No 1, Special Assessment Revenue	5.625%	12/1/43	424,000	439,274
Trails at Crowfoot, CO, Metropolitan District No 31, GO, Series B, Refunding	6.875%	12/15/52	700,000	702,355
Windler, CO, Public Improvement Authority Revenue, Series A-1	4.125%	12/1/51	1,000,000	766,486
Total Colorado				12,641,583
Connecticut — 0.3%
Connecticut State HEFA Revenue, Healthcare Facility Expansion Issue, Church Home of Hartford Project, Series A	5.000%	9/1/46	1,000,000	991,552 (a)
Stamford, CT, Housing Authority Revenue:
Mozaic Concierge Living Project, Series A, Refunding	6.375%	10/1/45	185,000	195,542
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Connecticut — continued
Mozaic Concierge Living Project, Series A, Refunding	6.500%	10/1/55	$235,000	$243,055
Mozaic Concierge Living Project, Series A, Refunding	6.250%	10/1/60	170,000	171,958
Total Connecticut				1,602,107
Delaware — 1.3%
Delaware State EDA Revenue:
Charter Schools Revenue, Series 2016	5.000%	6/1/36	700,000	700,125
Charter Schools Revenue, Series 2016	5.000%	6/1/46	1,820,000	1,704,254
Town of Bridgeville, DE, Special Tax Revenue, Heritage Shores Special Development District	5.625%	7/1/53	1,525,000	1,529,511 (a)
Town of Millsboro, DE, Special Tax Revenue:
Plantation Lakes Special Development District, Series 2018, Refunding	5.125%	7/1/38	1,490,000	1,499,935 (a)
Plantation Lakes Special Development District, Series 2018, Refunding	5.250%	7/1/48	1,995,000	1,964,947 (a)
Total Delaware				7,398,772
District of Columbia — 1.2%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	3,170,000	2,909,525
KIPP DC Project, Series 2019	4.000%	7/1/44	250,000	225,118
Latin American Montessori Bilingual Public Charter School Issue, Series 2020, Refunding	5.000%	6/1/40	2,000,000	1,996,861
Latin American Montessori Bilingual Public Charter School Issue, Series 2020, Refunding	5.000%	6/1/50	750,000	685,294
Rocketship DC Obligated Group, Series A	5.000%	6/1/61	700,000	572,562 (a)
Total District of Columbia				6,389,360
Florida — 14.9%
Acacia Fields, FL, Community Development District, Special Assessment Revenue, Series 2026	5.700%	6/15/56	400,000	398,132
Bella Collina, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.000%	5/1/44	680,000	688,095
Series 2024	5.300%	5/1/55	915,000	901,730
Bella Tara, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	6.125%	5/1/56	200,000	205,546
Master Infrastructure Project, Series 2025	6.500%	5/1/56	500,000	513,455
Bridle Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	6.375%	5/1/56	475,000	487,508
Brightshore, FL, Community Development District, Special Assessment Revenue, Series 2026	5.700%	5/1/57	335,000	329,155
Capital Trust Agency, AL Educational Facilities Revenue, Liza Jackson Preparatory School Inc., Project, Series B	5.000%	8/1/55	1,000,000	924,938
Capital Trust Authority, AL Educational Facilities Revenue:
Academir Charter Schools Inc., Project, Series A	6.375%	7/1/50	1,720,000	1,745,093 (a)
Classical Academy of Sarasota Project, Series 2025	6.125%	7/1/60	825,000	819,394 (a)
Florida Institute of Technology Project, Series A	5.250%	7/1/55	390,000	373,611 (a)
Caymas, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.625%	5/1/56	300,000	295,841
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Cedar Crossings, FL, Community Development District, Special Assessment Revenue, Series 2025	5.500%	5/1/55	$370,000	$359,585 (a)
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project, Series 2025	6.125%	10/1/55	425,000	439,021 (b)
Connerton, FL, East Community Development District, Special Assessment Revenue, Assessment Area Three	5.500%	6/15/55	350,000	349,414
Curiosity Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.875%	5/1/56	290,000	288,492 (a)
Cypress Bluff, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.550%	5/1/55	1,500,000	1,491,534
Cypress Reserve, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.800%	5/1/56	215,000	215,121 (a)
Deering Park, FL, Stewardship District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	6.000%	5/1/45	400,000	419,511
Assessment Area One Project, Series 2025	6.250%	5/1/55	305,000	314,254
Del Webb Oak Creek, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.625%	5/1/55	565,000	566,461 (a)
EA McKinnon Groves, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.500%	5/1/56	680,000	667,053
East Nassau, FL, Stewardship District, Special Assessment Revenue, Series 2025	6.250%	5/1/56	950,000	978,828
East Palm Drive, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.700%	6/15/56	320,000	319,423 (a)(e)
Feed Mill, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.875%	5/1/56	600,000	601,778
Firethorn, FL, Community Development District, Special Assessment Revenue, Series 2025	5.600%	5/1/55	550,000	543,045
Florida State Development Finance Corp., Educational Facilities Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc., Project, Series A	4.000%	7/1/51	2,250,000	1,864,601 (a)
Florida State Development Finance Corp., Healthcare Facilities Revenue, UF Health Jacksonville Project, Refunding	5.000%	2/1/52	3,500,000	3,301,892
Florida State HEFA Revenue, Saint Leo University Project, Series 2019, Refunding	5.000%	3/1/49	2,000,000	1,449,449
Florida State Local Government Finance Commission:
Educational Facilities Revenue, Bridgeprep Academy Projects, Series A	6.125%	6/15/65	3,100,000	3,129,875 (a)
Senior Living, Fleet Landing at Nocatee Project, Series A	6.750%	11/15/55	350,000	365,578 (a)
Fox Branch, FL, Ranch Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.400%	5/1/55	490,000	482,272
Gardens at Hammock Beach, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2024	5.650%	5/1/54	525,000	528,084
Assessment Area One, Series 2024	5.375%	5/1/44	305,000	313,095
Gas Worx, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.000%	5/1/36	100,000	103,467 (a)
Series 2025	5.750%	5/1/45	100,000	103,486 (a)
Series 2025	6.000%	5/1/57	265,000	269,949 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
GIR East, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.300%	5/1/45	$700,000	$704,545
Governors Park South, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.650%	5/1/55	875,000	851,950
Groves at Lake Marion, FL, Community Development District, Special Assessment Revenue	5.600%	12/15/55	470,000	468,788 (a)
Harvest Hills South, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.750%	5/1/56	175,000	172,485
Highland Park, FL, Community Development District, Special Assessment Revenue, Series 2026	5.625%	5/1/46	380,000	383,084
Highland Trails, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.850%	5/1/56	165,000	163,795
Hills of Minneola, FL, Community Development District, Special Assessment Revenue, North Parcel Assessment Area Two	5.600%	5/1/56	345,000	345,204
Hobe-St. Lucie, FL, Conservancy District, Special Assessment Revenue, Series 2024	5.875%	5/1/55	1,000,000	1,020,150
Hunt Club Grove, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.600%	12/15/55	310,000	311,465
Hyde Park No 1, FL, Community Development District, Special Assessment Revenue, Series 2026	6.000%	5/1/55	485,000	493,035
Kings Creek I, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	100,000	103,561
Assessment Area One Project, Series 2025	6.000%	5/1/55	225,000	228,587
Kingston One, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	350,000	363,790
Assessment Area One Project, Series 2025	6.000%	5/1/57	800,000	816,113
Kissimmee Park, FL, Community Development District, Special Assessment Revenue:
Capital Improvement, Assessment Area One Project, Series 2025	6.125%	5/1/56	775,000	796,491
Capital Improvement, Assessment Area One Project, Series 2025	6.500%	5/1/56	800,000	821,529
Lake Flores, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2026	5.450%	5/1/46	1,200,000	1,210,281
Lakeside at Satilla, FL, Community Development District, Special Assessment Revenue, Capital Improvement, Series 2025	5.625%	5/1/55	200,000	200,663 (a)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Northeast Sector Project - Phase 1A, Series 2018	5.100%	5/1/48	2,530,000	2,530,515
Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue:
Northeast Sector Project, Series 2018	5.300%	5/1/39	1,250,000	1,284,536
Northeast Sector Project, Series 2020, Refunding	4.000%	5/1/50	500,000	416,653 (a)
Palm Grove Project, Series 2024	5.500%	5/1/55	760,000	767,364
Star Farms at Lakewood Ranch Project, Series 2024	4.625%	5/1/31	185,000	189,494
Star Farms at Lakewood Ranch Project, Series 2024	5.300%	5/1/44	485,000	503,600
Star Farms at Lakewood Ranch Project, Series 2024	5.550%	5/1/54	530,000	537,237
Landings, FL, Community Development District, Special Assessment Revenue, Series 2024	5.800%	5/1/55	850,000	854,342
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Lee County, FL, IDA, Healthcare Facilities Revenue, Shell Point Obligated Group Project, Series C	5.000%	11/15/54	$500,000	$484,171
Lowery Hills, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.625%	5/1/45	725,000	735,543 (a)
LT Ranch South, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.900%	5/1/56	225,000	226,143
Metropica, FL, Community Development District, Special Assessment Revenue, BAN, Assessment Area One - Master Infrastructure Project, Series 2026	7.000%	11/1/30	405,000	404,970
Miami-Dade County, FL, IDA Revenue, Pinecrest Academy Inc.	5.000%	9/15/34	1,980,000	1,981,012
Middleton, FL, Community Development District, Special Assessment Revenue, Series A	6.200%	5/1/53	1,345,000	1,397,646
Northlake, FL, Stewardship District, Special Assessment Revenue:
Rye Ranch Pod C1 – Assessment Area One	6.000%	5/1/45	125,000	130,813
Rye Ranch Pod C1 – Assessment Area One	6.200%	5/1/56	350,000	359,545
Northridge, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.750%	5/1/45	275,000	284,586 (a)
Series 2025	6.000%	5/1/55	275,000	279,586 (a)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	880,000	891,102 (a)
Palermo, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.500%	6/15/55	600,000	611,546
Palm Beach County, FL, Health Facilities Authority Revenue:
Lynn University Housing Project, Series A	5.000%	6/1/57	1,045,000	922,162 (a)
Palm Beach Atlantic University Housing Project, Series A	5.000%	4/1/39	500,000	503,740 (a)
Palm Coast, FL, 145 Community Development District, Special Assessment Revenue, Series A	6.750%	5/1/57	300,000	308,914 (a)
Parkside Trails, FL, Community Development District Revenue, Project Area, Series 2025	5.550%	5/1/55	725,000	712,735
Peace Creek Village, FL, Community Development District, Special Assessment Revenue, Series 2025	5.600%	5/1/45	710,000	723,122 (a)
Pinellas County, FL, IDA Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc., Project	5.000%	7/1/39	2,770,000	2,799,567
Radiance, FL, Community Development District, Special Assessment Revenue, Assessment Area One	6.400%	5/1/56	400,000	409,940 (a)
Ranches at Lake Mcleod, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.650%	6/15/55	590,000	596,192
River Landing, FL, Community Development District, Special Assessment Revenue, Capital Improvement	5.450%	5/1/55	555,000	547,868
Riverwalk, FL, Community Development District, Special Assessment Revenue, Project Area, Series A	5.625%	5/1/55	450,000	449,071 (a)
Saltleaf, FL, Community Development District, Special Assessment Revenue, Series 2026	6.050%	5/1/57	250,000	254,271
Sarasota County, FL, Health Facilities Authority Revenue:
Village on the Isle Project, Refunding	5.000%	1/1/30	750,000	753,936
Village on the Isle Project, Refunding	5.000%	1/1/31	1,285,000	1,291,136
Seminole County, FL, IDA Revenue, Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/51	830,000	643,639 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Solaeris, FL, Community Development District, Special Assessment Revenue:
Assessment Area Two, Series 2025	6.000%	5/1/45	$175,000	$182,081 (a)
Assessment Area Two, Series 2025	6.300%	5/1/56	320,000	327,521 (a)
Somerset Bay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.800%	5/1/56	635,000	635,371
Southpointe of Manatee County, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.625%	5/1/56	330,000	327,296
St. Johns County, FL, IDA Revenue:
Vicars Landing Project, Series A, Refunding	4.000%	12/15/36	400,000	380,940
Vicars Landing Project, Series A, Refunding	4.000%	12/15/41	750,000	675,279
Vicars Landing Project, Series A, Refunding	4.000%	12/15/50	750,000	586,379
Sugarloaf, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.625%	12/15/55	330,000	326,573
Sunrise, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.875%	5/1/55	250,000	243,402 (a)
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/40	850,000	451,983
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/41	1,000,000	503,077
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/45	2,000,000	783,216
Terra Lago, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2025	5.625%	5/1/45	250,000	256,319
Assessment Area Two	5.750%	5/1/56	725,000	715,590
Tolomato, FL, Community Development District, Special Assessment Revenue:
Seabrook Village Phases One & Two, Series 2024	4.800%	5/1/44	880,000	873,828
Seabrook Village Phases One & Two, Series 2024	5.125%	5/1/54	360,000	351,475
Tranquility, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.625%	5/1/55	600,000	590,347
Twisted Oaks Pointe, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project, Series 2026	5.875%	5/1/56	270,000	270,866
Venice, FL, Retirement Community Revenue, Village on the Isle Project, Series A	5.625%	1/1/60	625,000	620,534 (a)
Verano No 4, FL, Community Development District, Special Assessment Revenue, Astor Creek Phase Two, Assessment Area, Series 2025	6.000%	5/1/55	375,000	384,283
Village, FL, Community Development District No 13, Special Assessment Revenue:
Phase Three, Series 2021	3.250%	5/1/52	1,450,000	1,062,786
Phase Two, Series 2020	3.500%	5/1/51	3,805,000	2,970,080 (a)
Vivid Shores, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.625%	5/1/56	175,000	174,316
Waterford, FL, Community Development District, Special Assessment Revenue, Assessment Area Three	6.000%	5/1/45	595,000	624,475
Waterset South, FL, Community Development District, Special Assessment Revenue:
Assessment Area, Series 2025	5.700%	5/1/56	465,000	469,816
Assessment Area, Series 2026	5.650%	5/1/56	520,000	523,862
West Port East, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	6.000%	5/1/55	550,000	561,590 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Westview South, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	6.200%	5/1/55	$625,000	$645,389 (a)
Willowbrook, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2025	5.875%	5/1/56	150,000	150,789 (a)
Windsor Cay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.500%	5/1/55	520,000	510,426 (a)
Woodcreek, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.500%	5/1/55	500,000	483,176
Woodland Crossing, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.875%	5/1/45	115,000	119,279 (a)
Series 2025	6.125%	5/1/56	240,000	244,698 (a)
Woodland Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.500%	5/1/55	500,000	495,026 (a)
Woodlands Section 9, FL, Community Development District, Special Assessment Revenue, Series 2026	5.700%	5/1/46	1,000,000	1,002,393
Total Florida				81,914,440
Georgia — 0.7%
Atlanta, GA, Development Authority Revenue:
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/50	125,000	129,047 (a)
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/55	100,000	102,384 (a)
Cobb County, GA, Development Authority Revenue:
State University Foundation Inc., Unrefunded	5.000%	7/15/30	1,175,000	1,176,246
State University Foundation Inc., Unrefunded	5.000%	7/15/38	1,205,000	1,205,437
DeKalb County, GA, Development Authority Revenue:
The Globe Academy Inc., Project Series A	5.000%	6/1/55	400,000	373,895
The Globe Academy Inc., Project Series A	5.000%	6/1/63	800,000	728,511
Total Georgia				3,715,520
Illinois — 4.0%
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	3,725,000	3,755,010
Dedicated, Series A	5.750%	12/1/50	4,500,000	4,470,624
Dedicated, Series B, Refunding	6.000%	12/1/44	1,000,000	1,058,274
Chicago, IL, GO:
Series A	5.000%	1/1/44	1,000,000	978,019
Series A, Refunding	4.000%	1/1/36	3,150,000	3,012,552
Chicago, IL, Special Assessment Revenue:
Lakeshore East Project, Series 2022, Refunding	2.870%	12/1/27	228,000	224,305 (a)
Lakeshore East Project, Series 2022, Refunding	3.200%	12/1/29	300,000	292,486 (a)
Lakeshore East Project, Series 2022, Refunding	3.290%	12/1/30	325,000	315,965 (a)
Lakeshore East Project, Series 2022, Refunding	3.450%	12/1/32	275,000	264,632 (a)
Du Page County, IL, Special Service Area No 31, Monarch Landing Inc., Series 2006	5.625%	3/1/36	498,000	498,448
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	1,000,000	952,108 (a)
Navy Pier, Inc., Series 2024, Refunding	5.000%	10/1/44	750,000	756,181 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	$5,500,000	$5,185,743
Total Illinois				21,764,347
Indiana — 0.4%

Indiana State Finance Authority, Student Housing Revenue Bonds, Series A	5.125%	6/1/58	2,500,000	2,409,536
Iowa — 1.0%
Iowa State Finance Authority Revenue:
Lifespace Communities Inc., Series 2023, Refunding	7.500%	5/15/53	1,400,000	1,546,598
Lifespace Communities Inc., Series 2024, Refunding	5.125%	5/15/59	3,500,000	3,289,781
Senior Living Facility, Presbyterian Homes Mill Pond Project, Series 2025, Refunding	5.750%	10/1/55	650,000	661,460
Total Iowa				5,497,839
Kentucky — 1.1%
Kentucky State Economic Development Finance Authority Revenue, The Meadow Project & Grove Pointe Project, Refunding	5.000%	5/15/36	2,000,000	1,924,630
Kentucky State PEA, Gas Supply Revenue, Series B	5.000%	12/1/33	4,000,000	4,081,165
Total Kentucky				6,005,795
Louisiana — 0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue:
Christwood Project, Series 2024, Refunding	5.000%	11/15/44	765,000	756,440 (a)
Christwood Project, Series 2024, Refunding	5.250%	11/15/59	1,150,000	1,075,854 (a)
Louisiana State PFA, Revenue:
Acadiana Renaissance Charter Academy Project, Series 2025	6.000%	6/15/59	325,000	327,418 (a)
Calcasieu River Bridge, Public-Private Partnership Project, Series 2024	5.750%	9/1/64	1,100,000	1,131,250 (b)
Total Louisiana				3,290,962
Maryland — 1.6%
Brunswick, MD, Special Tax Revenue, Series 2019, Refunding	5.000%	7/1/36	998,000	1,014,723
Frederick County, MD, Educational Facilities Revenue, Mount St. Mary’s University Series A, Refunding	5.000%	9/1/37	500,000	481,599 (a)
Maryland State EDC, Special Obligation Bond, Port Covington Project, Series 2020	4.000%	9/1/50	1,250,000	1,041,164
Maryland State EDC, Student Housing Revenue, Morgan State University Project, Series A	6.000%	7/1/58	5,025,000	5,320,605
Prince George’s County, MD, Tax Increment Revenue, Westphalia Town Center Project, Series 2018	5.125%	7/1/39	300,000	301,954 (a)
Westminster, MD, Project Revenue, Lutheran Village at Millers Grant Inc., Series A	6.000%	7/1/34	695,000	695,518
Total Maryland				8,855,563
Massachusetts — 1.2%
Lowell, MA, Collegiate Charter School Revenue, Series 2019	5.000%	6/15/49	2,290,000	2,199,435
Massachusetts State DFA Health Facilities Authority Revenue, Adventcare Inc., Series A	6.650%	10/15/28	2,035,000	21 *(a)(f)(g)
Massachusetts State DFA Revenue:
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/45	750,000	652,415
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/50	2,615,000	2,125,927
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Middlesex Sustainable Energy Partners, Series A	5.500%	10/1/44	$1,500,000	$1,616,528
Total Massachusetts				6,594,326
Michigan — 1.4%
Detroit, MI, GO, Financial Recovery, Series B-1 Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	4,524,671	3,620,330 (d)
Grand Rapids, MI, EDC, Beacon Hill at Eastgate Project, Series A	6.125%	11/1/60	1,000,000	1,000,911
Michigan State Finance Authority Revenue:
Aquinas College Project, Refunding	5.000%	5/1/46	1,000,000	790,222
Lawrance Technological University Project, Refunding	5.000%	2/1/47	600,000	553,159
Michigan State HDA Revenue, Series A	2.730%	10/1/59	2,500,000	1,539,580
Total Michigan				7,504,202
Minnesota — 1.6%
Baytown Township, MN, Charter School Lease Revenue, St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/36	400,000	374,808
Eagan, MN, Charter School Lease Revenue, Great Oaks Academy, Series A	6.500%	2/1/65	700,000	697,723 (a)
Forest Lake, MN, Charter School Lease Revenue, Lakes International Language Academy Project, Series A	5.250%	8/1/43	615,000	620,546
Ham Lake, MN, Charter School Lease Revenue:
Davinci Academy Project, Series A	5.000%	7/1/47	1,000,000	833,294
Series A	5.000%	11/1/36	1,500,000	1,502,870
Minnesota State HEFA Revenue, Series A	5.000%	5/1/46	1,000,000	691,089
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	1,350,000	1,360,415
St. Paul, MN, Housing & Redevelopment Authority Revenue, Hmong College Prep Academy Project, Series A, Refunding	5.000%	9/1/55	2,750,000	2,519,437
Total Minnesota				8,600,182
Missouri — 1.9%
Missouri State HEFA Revenue:
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/38	930,000	882,348
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	3,965,000	3,688,713
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series B, Refunding	4.000%	5/1/45	3,500,000	3,228,055
Missouri State IDA, Development Financing Revenue, Ballpark Village Development Project, Series A, Refunding	4.750%	11/15/47	1,625,000	1,455,248
Plaza at Noah’s Ark, MO, Community Improvement District Revenue:
Refunding	3.000%	5/1/30	725,000	698,437
Refunding	3.125%	5/1/35	500,000	453,053
Total Missouri				10,405,854
Nevada — 0.6%
Las Vegas, NV, Special Assessment Revenue:
Local Improvement Bonds, Series 2014, Refunding	5.000%	6/1/30	780,000	780,651
Local Improvement Bonds, Series 2021	3.125%	6/1/51	1,400,000	987,936
North Las Vegas, NV, Special Assessment Revenue:
Local Improvement Bonds, Series 2019	4.500%	6/1/39	615,000	616,392
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nevada — continued
Local Improvement Bonds, Series 2025	6.750%	6/1/55	$650,000	$663,620 (a)
Total Nevada				3,048,599
New Hampshire — 2.1%
National Finance Authority, NH, Revenue:
Caritas Oregon Project, Series A	4.125%	8/15/40	1,475,000	1,363,488
Caritas Oregon Project, Series A	4.250%	8/15/46	1,650,000	1,443,264
Caritas Oregon Project, Series A	4.500%	8/15/55	3,495,000	2,912,376
Grace Christian School Project	6.000%	8/1/65	1,500,000	1,499,334
Social Certificates, Series 2	3.625%	8/20/39	3,742,184	3,557,755
Subordinate, Series 2026	9.465%	7/20/41	650,000	983,374 (a)(d)
Total New Hampshire				11,759,591
New Jersey — 1.3%
Camden County, NJ, Improvement Authority Revenue, Cooper Norcross Academy, Series 2022	6.000%	6/15/62	3,000,000	3,078,434
New Jersey State EDA Revenue:
Special Facility Revenue, Continental Airlines Inc., Project	5.625%	11/15/30	1,000,000	1,001,478 (b)
Special Facility Revenue, United Airlines Project	5.500%	6/1/33	2,000,000	2,003,677 (b)
UMM Energy Partners LLC Project, Series A	5.000%	6/15/37	1,000,000	1,000,179 (b)
Total New Jersey				7,083,768
New Mexico — 0.2%

Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	1,200,000	1,112,615
New York — 6.5%
Build NYC Resource Corp., NY, Revenue, New World Preparatory Charter School Project, Series A	4.000%	6/15/51	500,000	392,780 (a)
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project	5.000%	6/1/59	540,000	515,455 (a)
New York State Liberty Development Corp. Revenue:
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.000%	9/15/43	5,450,000	4,545,454
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.125%	9/15/50	425,000	318,526
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Refunding	5.375%	11/15/40	1,250,000	1,250,824 (a)
Tax-Exempt Bonds, 4 World Trade Center Project, Green Bonds, Refunding	2.875%	11/15/46	2,650,000	1,997,034
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	1,150,000	1,103,473 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	2,200,000	2,330,741 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project, Series 2018	4.000%	1/1/36	4,405,000	4,351,240 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	4,400,000	4,577,842 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/55	8,500,000	8,999,419 (b)
Oneida Indian Nation of New York, NY, Series A	8.000%	9/1/40	2,250,000	2,270,086 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax-Exempt, GO	6.000%	12/1/53	$2,730,000	$2,791,981
Total New York				35,444,855
North Carolina — 0.7%
North Carolina State Medical Care Commission, First Mortgage Revenue:
Lutheran Services for the Aging, Refunding, Series A	4.000%	3/1/42	2,500,000	2,369,076
Pennybyrn at Maryfield Project, Series A	5.000%	10/1/50	1,500,000	1,382,208
Total North Carolina				3,751,284
Ohio — 3.3%
Centerville, OH, Health Care Improvement Revenue, Graceworks Lutheran Services, Series 2017, Refunding	5.250%	11/1/47	2,000,000	1,928,622
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/43	500,000	510,072
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A	5.000%	1/1/52	785,000	750,181
Hickory, OH, Chase Community Authority Revenue, Infrastructure Improvement, Series A, Refunding	5.000%	12/1/40	1,285,000	1,321,744 (a)
Ohio State Air Quality Development Authority Revenue, Pratt Paper LLC Project, Series 2017	4.250%	1/15/38	1,700,000	1,684,068 (a)(b)
Ohio State Higher Educational Facility Commission Revenue:
Capital University 2022 Project, Refunding	6.000%	9/1/52	1,475,000	1,483,821
The Cleveland Institute of Art 2018 Project	5.250%	12/1/48	750,000	677,062
The Cleveland Institute of Art 2018 Project	5.500%	12/1/53	1,800,000	1,638,405
The Cleveland Institute of Music 2022 Project	5.125%	12/1/42	3,490,000	3,570,490
The Cleveland Institute of Music 2022 Project	5.375%	12/1/52	3,300,000	3,319,038
Washington County, OH, Hospital Facilities Revenue, Memorial Health System Obligated Group, Refunding	6.750%	12/1/52	750,000	771,183
West Central Ohio State Port Authority Revenue, Reserve at Honey Creek Phase One Project, CAB Step bond (0.000% to 12/1/32 then 6.750%)	0.000%	12/1/58	755,000	523,267
Total Ohio				18,177,953
Oklahoma — 0.0%††

Tulsa, OK, Municipal Airport Trust Revenue, American Airlines Inc. Project, Refunding	6.250%	12/1/35	110,000	124,051 (b)
Oregon — 0.2%
Warm Springs, OR, Reservation Confederated Tribe Hydroelectric Revenue:
Tax-Exempt, Pelton-Round Butte Project, Series B, Refunding	5.000%	11/1/32	360,000	379,694 (a)
Tax-Exempt, Pelton-Round Butte Project, Series B, Refunding	5.000%	11/1/39	700,000	727,576 (a)
Total Oregon				1,107,270
Pennsylvania — 3.6%
Chester County, PA, IDA Revenue:
Colleguim Charter School Project, Series A	5.125%	10/15/37	1,200,000	1,168,089
University Student Housing LLC Project, West Chester University of Pennsylvania, Series A	5.000%	8/1/45	2,200,000	2,110,890
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, Series 2019, Refunding	5.000%	1/1/45	1,000,000	976,363
Dallas Area, PA, Municipal Authority Revenue, Misericordia University Project, Series 2019, Refunding	5.000%	5/1/48	3,600,000	3,265,748
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Lancaster County, PA, Hospital Authority Revenue, Moravian Manors Inc. Project, Series A	5.000%	6/15/49	$4,705,000	$4,137,337
Lancaster, PA, IDA Revenue, Willow Valley Communities Project, Series 2019	4.000%	12/1/44	1,150,000	1,022,252
Lehigh County, PA, IDA Revenue, Seven Generations Charter School Project, Series A, Refunding	4.000%	5/1/51	2,385,000	1,854,562
Pennsylvania State Economic Development Financing Authority Revenue, Private Activity-The Penndot Major Bridges Package One Project	6.000%	6/30/61	2,500,000	2,636,792 (b)
Pennsylvania State Higher EFA Revenue, University Properties Inc., Student Housing Project, Refunding, Series A	5.000%	7/1/31	1,000,000	999,994
Philadelphia, PA, IDA Revenue:
University of the Arts, Refunding	5.000%	3/15/45	75,000	78,197 (a)(h)
University of the Arts, Unrefunded	5.000%	3/15/45	1,387,984	277,597 *(a)(f)
Wilkes-Barre, PA, Finance Authority Revenue, Wilkes University Project, Refunding	4.000%	3/1/42	1,165,000	986,976
Total Pennsylvania				19,514,797
Puerto Rico — 2.2%
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	3,000,000	2,922,477
Restructured, Series A-1	4.000%	7/1/41	5,700,000	5,341,098
Puerto Rico Electric Power Authority Revenue, Series TT	5.000%	7/1/37	3,310,000	2,337,688 *(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	80,000	77,118
CAB, Restructured, Series A-1	0.000%	7/1/29	109,000	98,294
CAB, Restructured, Series A-1	0.000%	7/1/31	141,000	118,008
CAB, Restructured, Series A-1	0.000%	7/1/46	2,518,000	902,043
Restructured, Series A-1	4.500%	7/1/34	116,000	116,007
Restructured, Series A-1	4.550%	7/1/40	59,000	59,089
Restructured, Series A-2	4.536%	7/1/53	17,000	15,749
Restructured, Series A-2	4.784%	7/1/58	240,000	229,435
Total Puerto Rico				12,217,006
South Carolina — 1.4%
Berkeley County, SC, Special Assessment Revenue, Series 2019	4.250%	11/1/40	1,000,000	957,704
Lancaster County, SC, Special Assessment Revenue, Series 2025	6.200%	6/1/55	300,000	309,586 (a)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500%	11/15/44	750,000	776,917
South Carolina State Jobs-EDA Revenue:
Green Charter Schools Project, Series A, Refunding	4.000%	6/1/36	1,000,000	876,033 (a)
Green Charter Schools Project, Series A, Refunding	4.000%	6/1/56	1,530,000	1,036,022 (a)
High Point Academy Project, Series A	5.750%	6/15/39	2,000,000	1,942,819 (a)
Woodlands at Furman Project, Series A	5.000%	11/15/42	585,000	588,221
Woodlands at Furman Project, Series A	5.000%	11/15/54	1,100,000	1,016,141
Total South Carolina				7,503,443
Tennessee — 1.4%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
The Blakeford at Green Hills Corp., Series 2020	4.000%	11/1/55	3,000,000	2,363,046
Trevecca Nazarene University Project, Series 2019, Refunding	5.000%	10/1/29	490,000	498,171
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tennessee — continued
Trevecca Nazarene University Project, Series 2019, Refunding	5.000%	10/1/48	$2,900,000	$2,739,658
Trevecca Nazarene University Project, Series 2021	4.000%	10/1/51	1,000,000	778,127
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Development Revenue, Fifth & Broadway Development Project	5.125%	6/1/36	1,250,000	1,267,375 (a)
Total Tennessee				7,646,377
Texas — 8.2%
Anna, TX, Municipal Corp., Special Assessment Revenue:
Crystal Park Public Improvement District Improvement Area One	5.875%	9/15/55	400,000	410,125 (a)
Woods at Lindsey Place Public Improvement District, Series 2025	5.500%	9/15/55	131,000	132,379
Aransas Pass, TX, Special Assessment Revenue, Aransas Oaks Public Improvement District Improvement Area One Project	6.000%	9/1/56	185,000	184,411 (a)(e)
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Series 2024	4.750%	6/15/49	615,000	561,907 (a)
Basis Texas Charter Schools Inc., Series 2024	4.875%	6/15/54	1,050,000	949,695 (a)
Basis Texas Charter Schools Inc., Series 2024	4.875%	6/15/59	1,000,000	893,700 (a)
Magellan International School, Series 2022	6.375%	6/1/62	2,400,000	2,374,014 (a)
Wayside Schools, Series A, Refunding	4.000%	8/15/36	335,000	310,386
Wayside Schools, Series A, Refunding	4.000%	8/15/46	850,000	682,606
Aubrey, TX, Special Assessment Revenue, Duck Point Public Improvement, Series 2025	5.375%	12/31/45	150,000	150,848 (a)
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	1,350,000	1,339,086 (a)
Celina, TX, Special Assessment Revenue, Sutton Fields East Public Improvement District Phase Two Project, Series 2025	5.375%	9/1/45	358,000	358,139 (a)
Crandall, TX, Special Assessment Revenue, River Ridge Public Improvement District Improvement Area Two Project, Series 2025	5.500%	9/15/55	920,000	921,192 (a)
Dayton, TX, Special Assessment Revenue, Dayton Public Improvement District Improvement Area One Project	5.500%	9/1/55	650,000	646,778 (a)
Denton County, TX, Special Assessment Revenue:
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875%	12/31/45	400,000	413,869 (a)
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.625%	12/31/55	300,000	307,777 (a)
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	6.125%	12/31/55	600,000	619,681 (a)
East Waller County, TX, Management District, Special Assessment Revenue:
Sofi Lakes Sections One & Two Project, Series 2025	6.250%	9/15/55	305,000	313,364 (a)
Sofi Lakes Sections One &Two Project, Series 2025	5.000%	9/15/35	115,000	117,967 (a)
Sofi Lakes Sections One &Two Project, Series 2025	6.000%	9/15/45	260,000	270,685 (a)
Elmendorf, TX, Special Assessment Revenue, Hickory Ridge Public Improvement District Improvement Area Two Project, Series 2025	6.125%	9/1/55	300,000	302,327 (a)
Ennis, TX, Special Assessment Revenue, Prairieview Public Improvement District Improvement Area One & Two Project, Series 2025	5.500%	9/15/55	625,000	620,067 (a)
Gunter, TX, Special Assessment Revenue, Bridges Phase Two Public Improvement District Project, Series 2025	5.500%	9/15/45	771,000	791,183 (a)
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,750,000	3,478,928 (b)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Justin, TX, Special Assessment Revenue, Timberbrook Public Improvement District No 1, Improvement Area Three Project, Series 2025	5.875%	9/1/45	$200,000	$209,888 (a)
Kyle, TX, Municipal Corp., Special Assessment Revenue, Savannah Ranch Public Improvement District Improvement Area One Project	5.750%	9/1/56	150,000	148,875
Lavon, TX, Municipal Corp., Special Assessment Revenue, Elevon Public Improvement District Improvement Area	5.750%	9/15/55	190,000	190,883
Lowry Crossing, TX, Special Assessment Revenue, Simpson Road Public Improvement District Project, Series 2025	6.000%	9/15/55	1,507,000	1,547,981 (a)
Manor, TX, Special Assessment Revenue:
Entradaglen Public Improvement District, Assessment Area One Project, Series 2025	7.000%	9/15/55	364,000	383,522 (a)
Newhaven Public Improvement District, Series 2025	6.000%	9/15/55	275,000	283,233 (a)
Mansfield, TX, Special Assessment Revenue, Staybolt Public Improvement District, Assessment Area One Project, Series 2025	6.250%	9/15/55	850,000	878,259 (a)
Matagorda County, TX, Navigation District No 1, Revenue, AEP Texas Central Co., Refunding, Series A, AMBAC	4.400%	5/1/30	3,000,000	3,119,255
Medina County, TX, Special Assessment Revenue:
Talley Ho Public Improvement District Improvement Area One Project	5.350%	9/1/54	1,371,000	1,320,246 (a)
Viera Public Improvement District No 1, Improvement Area One Project, Series 2026	5.450%	9/1/46	430,000	431,094
Mesquite, TX, Special Assessment Revenue, Solterra Public Improvement District Improvement Area C-4, Series 2025	5.625%	9/1/55	175,000	176,987
Mission, TX, EDC, Permian Basin Water Resources Project, Green Bonds	6.750%	8/15/45	1,000,000	1,038,029 (a)(b)
Mustang Ridge, TX, Special Assessment Revenue, Durango Public Improvement District Improvement Area Two Project	6.125%	9/1/55	789,000	812,902 (a)
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
MRC Senior Living, Langford Project	5.375%	11/15/36	500,000	495,327
MRC Senior Living, Langford Project	5.500%	11/15/46	700,000	634,433
MRC Senior Living, Langford Project	5.500%	11/15/52	250,000	220,671
Westminster Manor Project, Refunding	4.000%	11/1/55	1,450,000	1,185,989
Pilot Point, TX, Special Assessment Revenue:
Bryson Ranch Public Improvement District Zone A Improvement Area One Project	6.125%	9/15/45	175,000	183,782 (a)
Bryson Ranch Public Improvement District Zone A Improvement Area One Project	6.375%	9/15/55	250,000	258,356 (a)
Bryson Ranch Public Improvement District Zone A Remainder Area Project	7.125%	9/15/55	185,000	191,110 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	5.250%	9/15/35	100,000	104,260 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	6.125%	9/15/45	100,000	105,018 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	6.375%	9/15/55	113,000	116,777 (a)
Bryson Ranch Public Improvement District Zone B Remainder Area Project	7.125%	9/15/55	180,000	185,945 (a)
Maverick Farms Public Improvement District Improvement Area One Project, Series 2026	6.250%	9/15/56	255,000	255,127
Maverick Farms Public Improvement District, Series 2026	7.000%	9/15/56	230,000	230,104
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Port Arthur, TX, Housing Authority Revenue, Willow Lakes Project, Subordinate Bonds, Series A	7.500%	10/1/36	$575,000	$561,586 (a)
Princeton, TX, Municipal Corp., Special Assessment Revenue:
Eastridge Public Improvement District No 5, Series 2025	5.625%	9/1/55	445,000	447,382 (a)
Southridge Public Improvement District Area Two, Series 2025	5.625%	9/1/55	475,000	477,543
Windmore Public Improvement District No 3, Series 2025	5.625%	9/1/55	465,000	467,489
Royse City, TX, Special Assessment Revenue, Clearview Ranch Public Improvement District North Zone Improvement Area One Project	6.000%	9/15/55	673,000	688,442 (a)
San Antonio, TX, Education Facilities Corp. Revenue, University of The Incarnate Word Project, Series A, Refunding	4.000%	4/1/51	2,350,000	1,892,294
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,620,000	1,636,638
Terrell, TX, Special Assessment Revenue:
Arboretum Estates Public Improvement District No 6, Series 2025	6.250%	9/15/55	375,000	386,920 (a)
Arboretum Estates Public Improvement District No 6, Series 2025	7.000%	9/15/55	375,000	383,892 (a)
Texas State Community Housing & EDC Revenue, Senior Lien, Agape Helotes, Series A-1	6.250%	1/1/65	1,375,000	1,282,188 (a)
Texas State Transportation Commission, First Tier Toll Revenue, CAB, Series A	0.000%	8/1/39	1,500,000	818,653
Tomball, TX, Special Assessment Revenue, Winfrey Estates Public Improvement District, Series 2025	6.000%	9/15/53	450,000	466,801 (a)
Town of Providence Village, TX, Special Assessment Revenue, Foree Ranch Public Improvement District, Series 2025	5.500%	9/1/55	910,000	905,490 (a)
Uptown Development Authority, TX, Tax Increment Revenue:
Series 2021, Refunding	3.000%	9/1/36	650,000	565,269
Series 2021, Refunding	3.000%	9/1/37	650,000	553,484
Series 2021, Refunding	3.000%	9/1/38	750,000	620,755
Series 2021, Refunding	3.000%	9/1/39	550,000	445,693
Series 2021, Refunding	3.000%	9/1/40	605,000	478,196
Wharton, TX, Special Assessment Revenue, Wharton Public Improvement District No 2, Series 2025	6.000%	9/15/55	150,000	153,715 (a)
Total Texas				45,091,597
Utah — 2.2%
Black Desert, UT, Public Infrastructure District, Special Assessment Revenue, Assessment Area One Project, Series 2024	5.625%	12/1/53	3,000,000	3,052,831 (a)
Downtown Daybreak, UT, Public Infrastructure District No 1, Tax Increment Revenue, Series 2026	5.625%	3/1/46	1,100,000	1,118,842 (a)
Mida Cormont, UT, Public Infrastructure District, GO, CAB, Series A-2 Step bond (0.000% to 6/1/29 then 6.750%)	0.000%	6/1/55	750,000	652,802 (a)
Mida Mountain Village, UT, Public Infrastructure District, Special Assessment Revenue, Mountain Village Assessment Area Two	4.000%	8/1/50	1,525,000	1,294,861 (a)
Mida Mountain Village, UT, Public Infrastructure District, Tax Allocation Revenue, Series 2024	6.000%	6/15/54	1,000,000	1,029,502 (a)
Point Phase 1, UT, Public Infrastructure District No 1, Tax Assessment Revenue, Series A-1	6.125%	3/1/55	1,050,000	1,093,609
SkyRidge, UT Pegasus Infrastructure Financing District, Special Assessment Revenue, Series 2024	5.250%	12/1/44	700,000	705,436 (a)
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	1,500,000	1,400,999
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — continued
Series 2024	5.250%	10/15/36	$355,000	$386,184
Series 2024	5.250%	10/15/39	405,000	431,893
Series 2024	5.500%	10/15/44	450,000	473,470
Series 2024	5.500%	10/15/48	500,000	513,272
Total Utah				12,153,701
Virginia — 1.0%
Cherry Hill, VA, Community Development Authority, Special Assessment Revenue, Series 2015	5.150%	3/1/35	500,000	500,701 (a)
James City County, VA, EDA Residential Care Facility Revenue:
Williamsburg Landing, Series A	6.875%	12/1/58	1,000,000	1,089,369
Williamsburg Landing, Series A, Refunding	4.000%	12/1/50	2,250,000	1,821,439
Lower Magnolia Green, VA, Community Development Authority, Special Assessment Revenue, Series 2015	5.000%	3/1/35	740,000	740,179 (a)
Suffolk, VA, EDA Retirement Facilities Revenue, Lake Prince Center, Inc., Refunding	5.000%	9/1/31	1,500,000	1,500,340
Total Virginia				5,652,028
Washington — 2.6%
Grays Harbor County, WA, Public Hospital District No 1, Hospital Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.875%	12/1/53	5,000,000	5,446,229
Skagit County, WA, Public Hospital District No 1, Hospital Revenue, Skagit Regional Health	5.500%	12/1/54	2,000,000	2,032,349
Washington State HFC Revenue, Social Certificates, Series 2024	4.221%	3/1/50	1,235,002	1,204,893 (d)
Washington State HFC, Non-Profit Housing Revenue:
Blakeley & Laurel Villages Portfolio, Series B	7.000%	7/1/64	625,000	648,775 (a)
Seattle Academy of Arts & Sciences Project, Series 2023, Refunding	6.125%	7/1/53	2,500,000	2,636,228 (a)
Spokane International Academy Project, Series A	4.000%	7/1/40	2,235,000	1,992,528 (a)
Wesley Homes at Lea Hill Project, Series 2016, Refunding	5.000%	7/1/36	575,000	575,254 (a)
Total Washington				14,536,256
West Virginia — 0.3%
Monongalia County, WV, Senior Tax Increment Revenue:
Development District No 4, Refunding, Series A	5.750%	6/1/43	440,000	470,698 (a)
Development District No 4, Refunding, Series A	6.000%	6/1/53	880,000	925,255 (a)
Total West Virginia				1,395,953
Wisconsin — 8.2%
Public Finance Authority, WI, Revenue:
Charter School Certificates, Series 1	5.750%	7/1/62	2,776,630	2,876,886
Church Home of Hartford Inc., Project, Refunding	5.000%	9/1/38	1,500,000	1,500,674 (a)
Cornerstone Charter Academy Project	5.000%	2/1/64	2,000,000	1,823,155
Foundation Academy Charter School Project	5.000%	7/1/55	1,000,000	912,621 (a)
Foundation Academy Charter School Project	5.000%	7/1/60	1,250,000	1,118,513 (a)
Foundation of the University of North Carolina at Charlotte Inc., Project, Series A	4.000%	9/1/51	3,500,000	2,677,511 (a)
Georgia SR 400 Express Lanes Project	5.750%	12/31/65	1,200,000	1,228,011 (b)
Georgia SR 400 Express Lanes Project	6.500%	12/31/65	1,525,000	1,679,353 (b)
Grand Hyatt San Antonio Hotel Acquisition Project, Series B	6.000%	2/1/62	2,000,000	2,048,305 (a)
Maniilaq Association Employee Housing Project, Series 2026	5.250%	12/1/45	1,820,000	1,898,337
Maniilaq Association Employee Housing Project, Series 2026	5.250%	12/1/46	2,000,000	2,052,204
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
Mater Academy of Nevada-East Las Vegas Campus Project, Series A	5.000%	12/15/39	$1,400,000	$1,404,017 (a)
Mater Academy of Nevada-East Las Vegas Campus Project, Series A	5.000%	12/15/44	690,000	669,331 (a)
Multi-Family Affordable Housing Certificates, Series 1	6.810%	4/28/36	2,375,000	2,463,232 (a)
NC A&T Real Estate Foundation LLC Project, Series B	5.000%	6/1/44	175,000	173,992
North Carolina Leadership Academy, Series A	5.000%	6/15/39	410,000	409,264 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/49	1,040,000	963,612 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/54	455,000	410,040 (a)
Northwest Nazarene University, Refunding	5.000%	10/1/43	3,425,000	3,422,970
Piedmont Community Charter School	5.000%	6/15/53	1,000,000	942,931
Retirement Facilities, Southminster	5.000%	10/1/48	1,500,000	1,426,718 (a)
Roseman University of Health Sciences	5.000%	4/1/50	95,000	102,494 (a)(h)
St. James Place Project, Tax-Exempt Bond, Series A-1	6.750%	12/1/60	1,200,000	1,222,584 (a)
Wonderful Foundations Charter School Portfolio Project, Series A-1	5.000%	1/1/55	3,800,000	3,261,597 (a)
Public Finance Authority, WI, Student Housing Revenue:
CHF-Manoa LLC, Uh Residences for Graduate Students, Series A	5.750%	7/1/63	2,000,000	1,910,829 (a)
University of Hawai’i Foundation Project, Green Social Bonds, Series A-1	4.000%	7/1/61	1,400,000	971,307 (a)
Wisconsin State HEFA Revenue:
Benevolent Corporation Cedar Community, Series 2026, Refunding	5.000%	6/1/45	1,165,000	1,162,299
Dickson Hollow Phase Two Project, Series 2024	6.125%	10/1/59	700,000	725,201
Oakwood Lutheran Senior Ministries, Series 2021, Refunding	4.000%	1/1/57	1,350,000	1,054,420
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/36	790,000	768,616
Three Pillars Senior Living Communities, Series A	5.750%	8/15/59	1,500,000	1,542,420
Total Wisconsin				44,823,444

Total Municipal Bonds (Cost — $514,479,068)				503,824,088
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 8.9%
Alaska — 1.5%

Alaska Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A	4.000%	10/1/44	8,750,000	8,199,843
Colorado — 1.2%

City & County of Denver, CO, Department of Aviation Airport Revenue, Series D	5.750%	11/15/37	5,675,000	6,369,275
District of Columbia — 0.3%

Metropolitan, DC, Washington Airports Authority Revenue, Dulles Metrorail & Capital Improvement Projects, Series B	4.000%	10/1/53	1,935,000	1,652,985
Florida — 1.2%

Orange County, FL, Health Facilities Authority Revenue, Series 2022	4.000%	10/1/52	7,735,000	6,666,904
New York — 4.7%
New York State Thruway Authority, Personal Income Tax Revenue, Green Bonds, Series C	5.000%	3/15/54	7,300,000	7,501,458
New York State Transitional Finance Authority Revenue, Tax-Exempt Subordinated Bonds, Series A, Subseries A-1	5.500%	5/1/50	12,500,000	13,534,558
Port Authority of New York & New Jersey Consolidated Bonds, Series 2018	5.000%	11/1/49	4,485,000	4,561,259
Total New York				25,597,275

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $47,630,803)				48,486,282
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Ground Transportation — 0.0%††
DesertXpress Enterprises LLC (Cost — $0)		12/1/35	12,600	$0 *(g)(j)(k)
Total Investments before Short-Term Investments (Cost — $562,109,871)				552,310,370
	Rate		Shares
Short-Term Investments — 2.8%
Putnam Government Money Market Fund, Class P Shares (Cost — $15,438,771)	3.420%		15,438,771	15,438,771 (l)(m)
Total Investments — 103.5% (Cost — $577,548,642)				567,749,141
TOB Floating Rate Notes — (6.0)%				(33,135,000)
Other Assets in Excess of Other Liabilities — 2.5%				14,196,682
Total Net Assets — 100.0%				$548,810,823

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	The coupon payment on this security is currently in default as of April 30, 2026.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated Companies was $15,438,771 and the cost was $15,438,771 (Note 2).

See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Municipal High Yield ETF
Abbreviation(s) used in this schedule:
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
MFA	—	Municipal Finance Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
At April 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	139	6/26	$16,758,094	$15,989,344	$768,750
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Municipal High Yield ETF (formerly Putnam Tax-Free High Yield Fund) (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Municipal High Yield ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$503,824,088	—	$503,824,088
Municipal Bonds Deposited in Tender Option Bond Trusts	—	48,486,282	—	48,486,282
Warrants	—	—	$0 *	0*
Total Long-Term Investments	—	552,310,370	0 *	552,310,370
Short-Term Investments†	$15,438,771	—	—	15,438,771
Total Investments	$15,438,771	$552,310,370	$0 *	$567,749,141
Other Financial Instruments:
Futures Contracts††	$768,750	—	—	$768,750
Total	$16,207,521	$552,310,370	$0 *	$568,517,891

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2026. The following transactions were effected in such company for the period ended April 30, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$113,215,064	113,215,064	$97,776,293	97,776,293

Franklin Municipal High Yield ETF 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Putnam Government Money Market Fund, Class P Shares	—	$210,401	—	$15,438,771

Franklin Municipal High Yield ETF 2026 Quarterly Report